SHAREHOLDERS' EQUITY (Details 1) - $ / shares	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Exercise price	$ 1.35
Expected term (years)	5 years	5 years
Expected stock price volatility	104.80%
Risk-free rate of interest	1.80%
Minimum [Member]
Exercise price		$ 1.19
Expected stock price volatility		101.70%
Risk-free rate of interest		1.30%
Maximum [Member]
Exercise price		$ 1.53
Expected stock price volatility		104.10%
Risk-free rate of interest		1.60%